Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Cash and banks	$ 320,069	$ 319,920
Term deposits	712,869	699,117
Total cash and cash equivalents	$ 1,032,938	$ 1,019,037	$ 915,576	$ 621,415